COMMITMENTS AND CONTINGENCIES (Details Narrative)	Jul. 01, 2025 USD ($)	Jul. 01, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)
Future minimum capital expenditure commitment			$ 146,359
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
Capital			$ 800,000	¥ 5,738,500	$ 6,800,000	¥ 48,500,000	$ 8,400,000	¥ 60,000,000.0
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | Subsequent Event [Member]
Capital	$ 100,000	¥ 902,900
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | Subsequent Event [Member] | December 30, 2025 [Member]
Capital	$ 700,000	¥ 4,838,600